Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Measurements
Schedule of financial assets and financial liabilities measured at fair value on a recurring basis

The following table presents those financial assets and financial liabilities measured at fair value on a recurring basis as of September 30, 2014 and December 31, 2013 (in thousands):

	Fair Value as of September 30, 2014				Fair Value as of December 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Hedged inventories	$184,016	$—	$184,016	$—	$452,302	$—	$452,302	$—
Fair value of forward fixed price contracts	57,121	—	43,656	13,465	46,007	—	31,931	14,076
Swap agreements and options	—	—	—	—	116	74	42	—
Interest rate cap	—	—	—	—	25	—	25	—
Broker margin deposits	10,792	10,792	—	—	21,792	21,792	—	—
Pension plan	17,531	17,531	—	—	18,267	18,267	—	—
Total	$269,460	$28,323	$227,672	$13,465	$538,509	$40,133	$484,300	$14,076

Liabilities:
Obligations on forward fixed price contracts	$(55,754)	$—	$(23,909)	$(31,845)	$(38,197)	$—	$(33,014)	$(5,183)
Mark to market loss related to RIN forward commitments	—	—	—	—	(6,166)	—	(6,166)	—
Swap agreements and option contracts	(778)	—	(778)	—	(108)	(74)	(34)	—
Foreign currency derivatives	—	—	—	—	(16)	—	(16)	—
Interest rate swaps	(6,927)	—	(6,927)	—	(9,462)	—	(9,462)	—
Total liabilities	$(63,459)	$—	$(31,614)	$(31,845)	$(53,949)	$(74)	$(48,692)	$(5,183)

      The following table presents those financial assets and financial liabilities measured at fair value on a recurring basis (in thousands):

	Fair Value as of December 31, 2013				Fair Value as of December 31, 2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Hedged inventories	$452,302	$—	$452,302	$—	$526,107	$—	$526,107	$—
Fair value of forward fixed price contracts	46,007	—	31,931	14,076	48,062	—	48,062	—
Swap agreements and options	116	74	42	—	179	54	125	—
Foreign currency derivatives	—	—	—	—	145	—	145	—
Interest rate cap	26	—	26	—	35	—	35	—
Broker margin deposits	21,792	21,792	—	—	54,726	54,726	—	—
Pension plan	18,267	18,267	—	—	17,158	17,158	—	—

Total	$538,510	$40,133	$484,301	$14,076	$646,412	$71,938	$574,474	$—

Liabilities:
Obligations on forward fixed price contracts	$(38,197)	$—	$(33,014)	$(5,183)	$(34,474)	$—	$(34,474)	$—
Mark to market loss related to RIN forward commitments	(6,166)	—	(6,166)	—	—	—	—	—
Swap agreements and option contracts	(108)	(74)	(34)	—	(54)	(54)	—	—
Foreign currency derivatives	(16)	—	(16)	—	—	—	—	—
Interest rate collar and swap	(9,462)	—	(9,462)	—	(13,402)	—	(13,402)	—

Total liabilities	$(53,949)	$(74)	$(48,692)	$(5,183)	$(47,930)	$(54)	$(47,876)	$—

Summary of the changes in fair value of Level 3 financial assets and liabilities
Fair value at December 31, 2013	$8,893
Change in fair value recorded in Cost of Sales	(27,273)
Fair value at September 30, 2014	$(18,380)

The following table presents a summary of the changes in fair value of the Partnership's Level 3 financial assets and liabilities at December 31, 2013 (in thousands):

Assets
Fair value at December 31, 2012	$—
Reclass of Level 2 inputs	15,127
Change in fair value recorded in cost of sales	(6,233)

Fair value at December 31, 2013	$8,894